                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                       Investment Company Act file number

                           THE STAAR INVESTMENT TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                   604 MCKNIGHT PARK DR., PITTSBURGH, PA 15237
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. ANDRE WEISBROD
                           THE STAAR INVESTMENT TRUST
                             604 MCKNIGHT PARK DRIVE
                              PITTSBURGH, PA 15237
                     ---------------------------------------
                     (Name and address of agent for service)

                                  412-367-9076
               --------------------------------------------------
              (Registrant's telephone number, including area code)

Date of fiscal year end: DECEMBER 31

Date of reporting period: JANUARY 1, 2004 THROUGH JUNE 30, 2004

ITEM 1. REPORT TO STOCKHOLDERS.

Letter  to  Shareholders
  August 30, 2004

Dear Shareholders,

      The first half of 2004 proved to be a time of hesitancy and nervousness for the stock markets. Rising energy prices, less than ideal progress in Iraq, the Federal Reserve's commitment to raise short-term interest rates, a political polarization and acrimony in advance of the elections and, finally, a slowdown in the economic growth rates all combined to keep the markets from advancing strongly.

      One could argue that a cooling off is good considering the outstanding gains in stocks in 2003. Yes, there is evidence that things are slowing down a bit, but that should be expected. Economic growth is a modulating phenomenon, ebbing and flowing continuously.

      This is a tricky market in which to invest. With interest rates likely to be in a long-term upward trend, the days of big gains in bonds are probably over. Money market rates don't even match inflation. Investors may be looking for reasons to buy stocks, but sufficient reasons have not materialized yet to return the markets to bullish increases.

      During this time, I am biding time, trying to keep a good mix of positions in each of the Funds. Performance has been dull so far this year, but the prospects of an advance in stocks before year-end is reasonably good barring an unforeseen negative event or events.

      The economy is still healthy. Productivity is up. Businesses are making money. Employment is improving. Though rising, interest rates are still well below historical norms. Inflation is reasonable.

      Because of the prospect of rising interest rates over the next two or three years, we made some strategic decisions to change our bond Funds. On August 12, 2004, shareholders approved our proposal to change and rename the Long Term Bond Fund to the Short Term Bond Fund. The name of the Intermediate Bond Fund was changed to the General Bond Fund. The objectives and investment parameters were changed to allow greater flexibility to the manager(s), allowing this Fund to be either Intermediate or Long Term as conditions warrant. These changes will give shareholders better options during a rising rates environment, yet still allow the Funds to take advantage of future opportunities when rates decrease.

      On behalf of the Trustees and people of STAAR Financial Advisors, Inc., thank you.

                                                                Sincerely Yours,

                                                              J. Andre Weisbrod,

Trustee

President, STAAR Financial Advisors, Inc., Advisor to the Trust

IMPORTANT CHANGES TO BOND FUNDS

      On August 12, 2004 shareholders approved changes to the bond funds. The Long term Bond Fund is now the Short Term Bond Fund. The Intermediate bond Fund is now the General bond Fund. These changes were made to better serve shareholders in a rising interest rate environment. If you have questions regarding this or any other matter regarding the Funds, call 412-367-9076.

STAAR Investment Trust Semi-Annual Report 6/30/04  (Published 8/30/04)

                            Perspective & Performance
    Indexes used for comparisons are selected as being closest to each Fund's objectives.

STAAR INTERMEDIATE BOND FUND -- A high-grade general bond portfolio of US Gov't, Gov't Agency and Investment Grade Corp. Bonds with avg. maturity usually between 3 and 7 years.

      Conditions for bonds deteriorated in early 2004. The Federal Reserve began what is expected to be a long-term gradual increasing of short-term rates. We have been shortening average maturities in this fund over the past 18 months and believe this is prudent for the future and rewarded shareholders with a superior return for the quarter ended 6/30/04. In August of 2004 shareholders voted to change the objectives and name of this Fund to the "General Bond Fund" and allow the manager greater flexibility for the future.

    FOR PERIODS ENDING 6/30/04            LAST QUARTER   YEAR-TO-    ONE YEAR  THREE YEAR    FIVE YEAR     SINCE PUB.   SINCE PRIV.
-----------------------------------       ------------   --------    --------  -----------  -----------   ------------  -----------
                                                           DATE                AVG. ANNUAL  AVG. ANNUAL     INCEPT.      INCEPTION
                                                         -------               -----------  -----------   ------------  -----------
                                                                                RETURN(1)    RETURN(1)    (5/28/97)(1)  (4/4/96)(1)
                                                                               -----------  -----------   ------------  -----------
INTERMEDIATE BOND FUND (IBF)                  -1.6%       -0.6%        -0.2%      5.0%          5.6%         5.7%           5.4%
Lehman Bros Intermed Gov/Corp Index           -2.5%       -0.1%        -0.1%      6.2%          6.8%         6.8%           6.6%
Morningstar Interm-Term Bd Fd Avg             -2.5%       -0.2%         0.2%      5.6%          6.1%         6.1%           6.0%

Current Yield as of 6/30/04.........     3.0% **
  Average Maturity .................     3.0 Years

S.E.C. Yield as of 6/30/04..........     3.1% ***
   Portfolio Turnover...............    14.9%

* Total returns include reinvested dividends and gains. ** Current Yield is calculated by dividing the projected annual net income by the current net assets (total portfolio value less accrued expenses) *** S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.


STAAR LONG TERM BOND FUND -- A high-grade general bond portfolio of US Gov't, Gov't Agency and Investment Grade Corporate Bonds with an average maturity usually over 10 years.

      As indicated above, conditions for bonds have been changing. If interest rates rise over the next few years, bond returns will be lower than we have experienced over the last decade. Our two to three year outlook for long-term bonds is mostly negative. Our approach has included shortening maturities and even holding some cash. We are trading some yield to protect principal and our short-term performance has reflected this. In August of 2004 shareholders voted to change the objectives and name of this Fund to the "Short Term Bond Fund." We are pleased that the LTBF ranked in the top 18% of all Corporate Bond Funds - High Quality (funds having a majority of holdings in high quality corporate bonds) for the three-year period ending 6-30-04 as tracked by Morningstar .

    FOR PERIODS ENDING 6/30/04               LAST        YEAR-TO-    ONE YEAR  THREE YEAR    FIVE YEAR    SINCE PUBLIC     SINCE
-----------------------------------       ------------   --------    --------  -----------  -----------   ------------  -----------
                                            QUARTER        DATE                AVG. ANNUAL   AVG. ANNUAL    INCEPTION      PRIVATE
                                          ------------   --------              -----------  -----------   ------------  -----------
                                                                                RETURN(1)    RETURN(1)     (5/28/97)(1)   INCEPTION
                                                                               -----------  -----------   ------------  -----------
                                                                                                                        (4/4/96)(1)
                                                                                                                        -----------
LONG TERM BOND FUND (LTBF)                    -3.6%       -1.2%        -0.9%       6.0%        5.4%           6.3%         6.4%
Lehman Bros Long-Trm Gov/Corp Index           -5.3%       -0.5%        -2.7%       8.4%        8.2%           8.5%         8.1%
Morningstar Long-Term Bd Fds Avg              -3.5%       -0.6%         0.2%       6.7%        6.9%           6.7%         6.7%

Current Yield as of 6/30/04.........     2.4% **
  Average Maturity. ................    11.0 Years

S.E.C. Yield as of 6/30/04..........     2.8% ***
  Portfolio Turnover................     5.0%

      * Total returns include reinvested dividends and gains. ** Current Yield is calculated by dividing the projected annual net income by the current net assets (total portfolio value less accrued expenses) *** S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.

Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

STAAR Investment Trust Semi-Annual Report 6/30/04   (Published 8/30/04)

LARGER COMPANY STOCK FUND -- A fund of funds in which the underlying investments are primarily common stocks of large and larger mid-cap companies Individual stocks may be owned. Objective: Growth w/ some Income.

      The economy continues to grow, though it has shown signs of slowing a bit. The LCSF has performed well in a largely "sideways" market. Uncertainties about the continued strength of the economy, the Iraq situation and terrorism has caused investors to be cautious. Our overall view is that the economy will continue to grow and the stock markets still have an excellent chance to end 2004 with reasonable gains. We are pleased to report that the LCSF has outperformed the S&P 500 for the past five years and is ranked in the top 34% for five years of all funds in the Large Company Blend Category for the periods ending 6-30-04 as tracked by Morningstar.

    FOR PERIODS ENDING 6/30/04               LAST        YEAR-TO-    ONE YEAR  THREE YEAR    FIVE YEAR    SINCE PUBLIC     SINCE
-----------------------------------       ------------   --------    --------  -----------  -----------   ------------  -----------
                                            QUARTER        DATE                AVG. ANNUAL  AVG. ANNUAL    INCEPTION      PRIVATE
                                          ------------   --------              -----------  -----------   ------------  -----------
                                                                                RETURN(1)    RETURN(1)      (5/28/97)(1)   INCEPTION
                                                                               -----------  -----------   ------------  -----------
                                                                                                                        (4/4/96)(1)
                                                                                                                        -----------
LARGER CO. STOCK FUND (LCSF)                 0.8%          3.2%        17.6%      -1.0%         1.2%          4.1%          5.8%
S&P 500 Index                                1.7%          3.4%        19.1%      -0.7%        -2.2%          5.8%          8.7%
Morningstar Large Blend Funds Avg.           1.0%          2.8%        17.6%      -1.4%        -1.8%          5.2%          7.5%

                Portfolio Turnover ........................................ 4.1%

       *Total returns include reinvested dividends and gains.

       ** Dividend data for some indexes may not be complete for partial period

SMALLER COMPANY STOCK FUND -- A fund of funds in which the underlying investments are primarily common stocks of small, micro-cap and smaller mid-cap companies. Individual stocks may be owned.

      Small stocks began the year with a continuation of their five-year trend of outperforming larger stocks. However, recent performance has large companies keeping pace and outperforming small companies a bit. Overall, the prospects for smaller firms are good, and smaller companies should remain a good percentage of a well-rounded portfolio. The SCSF has trailed the Russell 2000 this year and we are examining our positions to determine appropriate changes to make. We are pleased to report that the SCSF has beat the Russell 2000 index over the five-year period as well as from inception and has outperformed all small company stock funds for the five-year period ending 6-30-04.

    FOR PERIODS ENDING 6/30/04               LAST        YEAR-TO-    ONE YEAR   THREE YEAR   FIVE YEAR    SINCE PUBLIC     SINCE
-----------------------------------       ------------   --------    --------  ------------ -----------   ------------  -----------
                                            QUARTER        DATE                 AVG. ANNUAL AVG. ANNUAL      INCEPTION      PRIVATE
                                          ------------   --------              ------------ -----------   ------------  -----------
                                                                                RETURN(1)    RETURN(1)    (5/28/97)(1)   INCEPTION
                                                                               ------------ -----------   ------------  -----------
                                                                                                                        (4/4/96)(1)
                                                                                                                        -----------
SMALLER CO. STOCK FD (SCSF)                  -0.7%         4.4%        32.0%       5.1%        9.0%           9.4%          9.2%
Russell 2000 Index                            0.5%         6.8%        33.4%       6.2%        6.6%           8.0%          8.6%
Morningstar Small Company Fds Avg             0.8%         6.1%        30.8%       5.1%        7.7%          10.1%         10.7%

                Portfolio Turnover ........................................ 2.3%

Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

STAAR Investment Trust Semi-Annual Report 6/30/04   (Published 8/30/04)

INTERNATIONAL FUND -- A fund of funds in which the underlying investments are primarily common stocks of companies in countries outside the U.S., including emerging markets. Individual stocks may be owned.

      International markets outperformed the U.S. markets during the first half of 2004. At the end of 2002 we suggested that there was a stronger up-side potential since international markets in general had lost more value than US markets during the 2000-2002 bear market. International markets finished ahead of U.S. markets for 2003 and the potential for 2004 remains good. The core holdings of the INTF have under performed in 2004 and we are examining the portfolio to determine any changes that should be made. We are pleased to report that the INTF is ranked in the top 37% for 3 years for all funds in the Foreign Large Blend Category for the periods ending 6-30-04 as tracked by Morningstar.

    FOR PERIODS ENDING 6/30/04               LAST        YEAR-TO-    ONE YEAR  THREE YEAR    FIVE YEAR    SINCE PUBLIC     SINCE
-----------------------------------       ------------   -------     --------  ----------   -----------   ------------  -----------
                                            QUARTER        DATE                AVG. ANNUAL  AVG. ANNUAL    INCEPTION      PRIVATE
                                          ------------   -------               ----------   -----------   ------------  -----------
                                                                                RETURN(1)   RETURN(1)     (5/28/97)(1)   INCEPTION
                                                                               ----------   -----------   ------------  -----------
                                                                                                                        (4/4/96)(1)
                                                                                                                        -----------
INTERNATIONAL FUND (INTF)                    -2.9%         2.5%        26.1%       2.5%       -0.5%           1.1%          3.6%
EAFE Index                                    0.2%         4.6%        32.4%       3.8%        0.1%           2.5%          3.4%
Morningstar Foreign Stock Fds Avg            -1.1%         3.8%        30.0%       3.1%        2.6%           3.9%          5.5%

                Portfolio Turnover ........................................ 4.9%

ALTCAT (ALTERNATIVE CATEGORIES) FUND -- A flexibly managed, multi-asset global fund of funds investing primarily in assets that offer opportunities for growth of capital.

      The AltCat Fund under performed in the second quarter, though it still ranked in the top 36% of Multi-asset Global Funds for the 12 month period ending 6/30/04 as tracked by Morningstar. We continue to diversify globally and in sectors, trying to identify and take advantage of trends. We are pleased to report that the ACF has outperformed the S&P 500 for the 1 year, 3 year and 5 year periods ending 6/30/04.

    FOR PERIODS ENDING 6/30/04               LAST        YEAR-TO-    ONE YEAR  THREE YEAR    FIVE YEAR    SINCE PUBLIC     SINCE
-----------------------------------       ------------   -------     --------  ----------   -----------   ------------  -----------
                                            QUARTER       DATE                 AVG. ANNUAL  AVG. ANNUAL    INCEPTION      PRIVATE
                                          ------------   -------               ----------   -----------   ------------  -----------
                                                                                RETURN(1)     RETURN(1)   (5/28/97)(1)   INCEPTION
                                                                               ----------   -----------   ------------  -----------
                                                                                                                        (4/4/96)(1)
                                                                                                                        -----------
ALTCAT FUND (ACF)                            -2.2%         2.1%        19.9%       1.8%        2.8%           3.6%          4.5%
S&P 500 Index                                 1.7%         3.4%        19.1%      -0.7%       -2.2%           5.8%          8.7%
Morningstar Multi-Asset Global Fds Avg       -1.4%         2.0%        17.3%       5.4%        5.0%           6.3%          7.1%

                Portfolio Turnover ........................................ 9.5%

Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

NOTES: Performance figures are total returns except those marked with an *, for which dividend reinvestment figures were not available. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar. 1 The Trust was formed as a PA private business trust and investment operations commenced on 4/4/96. Public registration was effective on 5/28/97 with no changes in investment operations.

              FOR A CURRENT PROSPECTUS, CALL 1-800-332-7738 P.I.N. 3370 OR VISIT
                                                              WWW.STAARFUNDS.COM

STAAR Investment Trust Semi-Annual Report 6/30/04   (Published 8/30/04)

Portfolio Holdings as of 06/30/04

                             Intermediate Bond Fund
                       Portfolio Valuation* as of 06/30/04

                                                                     SHARES OR
                                                                     PRINCIPAL
                 POSITION                                             AMOUNT      UNIT COST       PRICE          COST
----------------------------------------------                       ---------    ---------      --------      ---------

CASH & EQUIVALENTS
     Cash Suspense (12b-1)                                              7,226          1.00          1.00          7,226
     Trust Company STAAR Accessor US Gov't                            196,796          1.00          1.00        196,796
                                                                     --------     ---------      --------      ---------
                                                   Subtotal                                                      204,022
                                                                                                               ---------
BOND HEDGE
    ProFunds Rising Rates Opportunity Srv                               3,271      2,446.00      2,324.00         80,000
                                                                     --------     ---------      --------      ---------
                                                   Subtotal                                                       80,000
                                                                                                               ---------
INTERMEDIATE BONDS
   US TREASURY OBLIGATIONS
    US Treasury Note 6.5 due 5/15/05                                   20,000        100.15        103.81         20,030
                                                                     --------     ---------      --------      ---------
                                                   Subtotal                                                       20,030
                                                                                                               ---------
GOVERNMENT AGENCY OBLIGATIONS
    Fed Nat'l Mtg Assoc 3.66 4/30/08 c'04                             200,000        100.35         99.34        200,692
    Fed Nat'l Mtg Assoc 5.125 4/22/13 c'04                             50,000        101.80         99.00         50,901
    Fed Nat'l Mtg Assoc 2.625 10/01/07                                175,000         99.47         96.94        174,073
    Fed Nat'l Mtg Assoc 5.36 due 11/29/11 c'04                         75,000        101.20        100.78         75,903
    Fedl Farm Cr Bank 5.35 due 12/11/08                               115,000         99.27        105.11        114,164
    Fedl Home Ln Bank Bond 5.355 1/05/09                               50,000         97.50        105.38         48,752
    Fedl Home Ln Bank Bond 5.785 4/14/08                               50,000        101.48        106.88         50,738
    Fedl Home Ln Bank Bond 3.17 9/11/07                               125,000        100.09         98.72        125,114
    Fedl Home Ln Mtg Corp Deb 5.125 10/15/08                          130,000         98.94        104.34        128,624
    Fedl Home Ln Mtg Corp Deb 5.25 1/15/06                             80,000        100.27        103.72         80,214
                                                   Subtotal                                                    1,049,174
                                                                                                               ---------
CORPORATE OBLIGATIONS
    AOL Time Warner 6.125 4/15/06                                      50,000        103.44        104.75         51,718
    AT&T Corp 7.0 due 5/15/05                                          50,000        102.92        102.64         51,461
    Bank One Corp 6.875 8/01/06                                        40,000        102.62        106.98         41,046
    Capital One Bank 6.875 2/1/06                                     100,000        101.67        105.47        101,669
    CIT Group 6.5 2/7/06                                              100,000        101.73        105.35        101,726
    CP&L Energy 5.95 3/01/09                                           50,000         98.46        105.33         49,230
    Disney 4.875 7/2/04                                                50,000        100.54        100.00         50,269
    Duke Capital Corp 6.25 7/15/05 NC                                 100,000        101.21        103.26        101,215
    Duke Capital Corp 7.25 10/1/04                                    125,000        100.62        101.18        125,776
    Ford Motor Cr 7.75 due 2/15/07                                    100,000        101.76        107.79        101,755
    Gen Mtrs Corp Nts 7.1 3/15/06 NC                                   20,000        106.42        104.37         21,283
    Haliburton 6.0 8/1/06                                             100,000        101.44        104.64        101,442
    Hertz Corp 6.625 5/15/08                                           50,000        101.12        103.17         50,562
    Household Finl. Corp 5.875 2/1/09                                  50,000        100.86        105.56         50,432
    Motorola Inc Note 5.8 10/15/08                                     40,000         92.02        104.36         36,807
    Sears Accept Corp 7.0 6/15/07                                     100,000        102.48        107.92        102,484
                                                                     --------     ---------      --------      ---------
                                                   Subtotal                                                    1,138,874
                                                                                                               ---------
                                                                                   TOTALS                      2,492,100
                                                                                                               ---------

                                                                               UNREALIZED
                 POSITION                             VALUE         PERCENT    GAIN/(LOSS)
----------------------------------------------      ---------       -------   ------------
CASH & EQUIVALENTS
     Cash Suspense (12b-1)                              7,226          0.3%          0
     Trust Company STAAR Accessor US Gov't            196,796          7.7%          0
                                                    ---------       -------   --------
                                                      204,022          8.0%          0
BOND HEDGE
    ProFunds Rising Rates Opportunity Srv              76,010          3.0%     (3,990)
                                                    ---------       -------   --------
                                                       76,010          3.0%     (3,990)
INTERMEDIATE BONDS
   US TREASURY OBLIGATIONS
    US Treasury Note 6.5 due 5/15/05                   20,763          0.8%        733
                                                    ---------       -------   --------
                                                       20,763          0.8%        733
GOVERNMENT AGENCY OBLIGATIONS

    Fed Nat'l Mtg Assoc 3.66 4/30/08 c'04             198,688          7.8%     (2,004)
    Fed Nat'l Mtg Assoc 5.125 4/22/13 c'04             49,500          1.9%     (1,401)
    Fed Nat'l Mtg Assoc 2.625 10/01/07                169,642          6.7%     (4,431)
    Fed Nat'l Mtg Assoc 5.36 due 11/29/11 c'04         75,586          3.0%       (317)
    Fedl Farm Cr Bank 5.35 due 12/11/08               120,877          4.8%      6,713
    Fedl Home Ln Bank Bond 5.355 1/05/09               52,688          2.1%      3,935
    Fedl Home Ln Bank Bond 5.785 4/14/08               53,438          2.1%      2,700
    Fedl Home Ln Bank Bond 3.17 9/11/07               123,399          4.9%     (1,715)
    Fedl Home Ln Mtg Corp Deb 5.125 10/15/08          135,647          5.3%      7,024
    Fedl Home Ln Mtg Corp Deb 5.25 1/15/06             82,975          3.3%      2,761
                                                    1,062,438         41.8%     13,264
CORPORATE OBLIGATIONS
    AOL Time Warner 6.125 4/15/06                      52,375          2.1%        657
    AT&T Corp 7.0 due 5/15/05                          51,320          2.0%       (141)
    Bank One Corp 6.875 8/01/06                        42,792          1.7%      1,746
    Capital One Bank 6.875 2/1/06                     105,470          4.2%      3,801
    CIT Group 6.5 2/7/06                              105,350          4.1%      3,624
    CP&L Energy 5.95 3/01/09                           52,665          2.1%      3,435
    Disney 4.875 7/2/04                                50,000          2.0%       (269)
    Duke Capital Corp 6.25 7/15/05 NC                 103,260          4.1%      2,045
    Duke Capital Corp 7.25 10/1/04                    126,475          5.0%        699
    Ford Motor Cr 7.75 due 2/15/07                    107,790          4.2%      6,035
    Gen Mtrs Corp Nts 7.1 3/15/06 NC                   20,874          0.8%       (409)
    Haliburton 6.0 8/1/06                             104,640          4.1%      3,198
    Hertz Corp 6.625 5/15/08                           51,585          2.0%      1,023
    Household Finl. Corp 5.875 2/1/09                  52,780          2.1%      2,348
    Motorola Inc Note 5.8 10/15/08                     41,744          1.6%      4,937
    Sears Accept Corp 7.0 6/15/07                     107,920          4.2%      5,436
                                                    ---------
                                                    1,177,040         46.3%     38,166
                                                    ---------       -------   --------
                                                     ,540,272        100.0%     48,173
                                                    ---------       -------   --------

                   [BREAKDOWN BY GENRAL ASSET TYPE PIE CHART]

                     [BREAKDOWN BY GENRAL RATING PIE CHART]

* Does not include accrued interest or accrued expenses.

                               Long Term Bond Fund
                       Portfolio Valuation* as of 06/30/04

                                                                     SHARES OR
                                                                     PRINCIPAL
                 POSITION                                             AMOUNT      UNIT COST       PRICE          COST
----------------------------------------------                       ---------    ---------      --------      --------
CASH & EQUIVALENTS
     Cash Suspense (12b-1)                                              3,127          1.00          1.00         3,127
    Trust Company STAAR Accessor US Gov't                              48,882          1.00          1.00        48,882
                                                                     --------     ---------      --------      --------
                                                   Subtotal                                                      52,009

   BOND HEDGE

    ProFunds Rising Rates Opportunity Srv                             817,661          2.45          2.32        20,000
                                                                     --------     ---------      --------      --------
                                                   Subtotal                                                      20,000

   GOVERNMENT AGENCY OBLIGATIONS

     Fed'l Home Ln Bank 6.5 due 5/10/17 c'05                           70,000        100.01        102.69        70,007
     Fed'l Home Ln Bank 2.45 12/19/06 c'04                             25,000         99.82         98.03        24,956
     Fedl Farm Cred Bk 4.97 9/16/15                                   100,000        101.59         97.44       101,586
     Fedl Farm Cred Bk 6.9 due 9/08/15 NC                              40,000        101.82        113.85        40,728
                                                                     --------     ---------      --------      --------
                                                   Subtotal                                                     237,277
   CORPORATE OBLIGATIONS

     Arkansas Power & Lt 7.0 due 10/1/23 c'13                          25,000        103.39        100.90        25,847
     GMAC 6.875 due 9/15/11                                            40,000         99.79        102.53        39,916
                                                                     --------     ---------      --------      --------
                                                   Subtotal                                                      65,764
                                                                                                               --------
                                                                                   TOTALS                       375,050
                                                                                                               --------

                                                                               UNREALIZED
                 POSITION                                 VALUE   PERCENT     GAIN/(LOSS)
----------------------------------------------          --------  -------     ------------
CASH & EQUIVALENTS
     Cash Suspense (12b-1)                                 3,127     0.8%            0
    Trust Company STAAR Accessor US Gov't                 48,882    13.0%            0
                                                        --------  ------      --------
                                                          52,009    13.8%            0
   BOND HEDGE

    ProFunds Rising Rates Opportunity Srv                 19,002     5.0%         (998)
                                                        --------  ------      --------
                                                          19,002     5.0%         (998)

   GOVERNMENT AGENCY OBLIGATIONS

     Fed'l Home Ln Bank 6.5 due 5/10/17 c'05              71,882    19.1%        1,875
     Fed'l Home Ln Bank 2.45 12/19/06 c'04                24,508     6.5%         (448)
     Fedl Farm Cred Bk 4.97 9/16/15                       97,438    25.9%       (4,148)
     Fedl Farm Cred Bk 6.9 due 9/08/15 NC                 45,540    12.1%        4,812
                                                        --------  ------      --------
                                                         239,367    63.6%        2,090
   CORPORATE OBLIGATIONS

     Arkansas Power & Lt 7.0 due 10/1/23 c'13             25,225     6.7%         (622)
     GMAC 6.875 due 9/15/11                               41,012    10.9%        1,096
                                                        --------  ------      --------
                                                          66,237    17.6%          473
                                                        --------  ------      --------

                               TOTALS                    376,616   100.0%        1,566
                                                        --------  ------      --------

                   [BREAKDOWN BY GENRAL ASSET TYPE PIE CHART]

                     [BREAKDOWN BY GENRAL RATING PIE CHART]

*Does not include accrued interest or accrued expenses.

                            Larger Company Stock Fund
                       Portfolio Valuation* as of 06/30/04

                 POSITION                               SHARES      UNIT COST       PRICE         COST
----------------------------------------------         ---------    ---------      --------     ---------
CASH & EQUIVALENTS
     Cash Suspense (12b-1)                                1,793        1.00          1.00            1793
     Trust Co. STAAR Accessor US Gov't                  101,431        1.00          1.00          101431
     ProFunds Money Market Srv                               22        1.00          1.00              22
                                                       --------     -------        ------       ---------
                      SUBTOTAL                                                                     103246

U.S. LARGER CO. STOCK FUNDS

     Dodge & Cox Stock Fund                               1,758      103.30        119.61          181632
     Dreyfus Premier Intrinsic Value                     13,709       18.06         21.16          247526
     Franklin Rising Dividends                           17,376       25.32         30.91          439918
     Fundamental Investors Fund                          12,474       29.48         29.45          367754
     iShares DJ US Basic Materials Sector Index Fund      1,800       39.19         45.15           70549
     iShares DJ US Consumer Cyclicals                     1,000       49.53         55.63           49527
     iShares DJ US Consumer Non-Cyclicals                   700       47.24         52.45           33068
     iShares DJ US Healthcare Sector Index Fund             400       54.63         58.67           21851
     iShares DJ US Tech Sector Index Fund                   900       41.93         48.20           37741
     iShares S&P 500/Barra Value Index Fund               2,300       56.75         57.28          130536
     Mairs & Power Growth Fund                            6,604       20.60         67.17          136043
     Parnassus Inc Equity Inc.                            3,141       21.61         24.38           67869
     ProFunds Biotech Svc                                   879       34.74         40.69           30539
     ProFunds Energy Ultra Sector Srv                     3,048       15.23         17.93           46419
     ProFunds OTC Svc                                       599       50.32         56.46           30148
     ProFunds Ultra Dow 30 Srv                              988       30.37         30.63           30016
     Putnam Fund For Growth & Income                     24,357       18.32         18.24          446185
     Torray Fund                                          9,812       37.35         40.41          366514
     Washington Mutual Investors Fund                     9,889       27.90         29.37          275913
                                                       --------     -------        ------       ---------
                      SUBTOTAL                                                                    3009747
                                                                                                ---------
U.S. MID-CAP LARGER CO. STOCK FUNDS
     Calamos Growth A                                     7,309       37.49         49.07          274057
     iShares Russell Midcap Growth Index Fd               2,700       62.88         78.00          169767
     iShares Russell Midcap Value Index Fd                  200       98.92         99.10           19783
     Navellier MidCap Growth                             10,475       20.16         23.01          211139
     ProFunds Ultra Mid-Cap Srv                           1,268       23.67         30.19           30005
     ProFunds Utilities Ultra Sector                      3,989       11.28         13.05           45000
                                                       --------     -------        ------       ---------
                      SUBTOTAL                                                                    749,751
                                                                                                ---------
       TOTALS                                                                                   3,862,744
                                                                                                ---------

                                                                                    UNREALIZED
                 POSITION                                    VALUE     PERCENT      GAIN/(LOSS)
----------------------------------------------            ----------  --------     ------------
CASH & EQUIVALENTS
     Cash Suspense (12b-1)                                     1,793    0.0%              0
     Trust Co. STAAR Accessor US Gov't                       101,431    2.2%              0
     ProFunds Money Market Srv                                    22    0.0%           0.00
                                                          ----------  -----        --------
                      SUBTOTAL                            103,245.50    2.2%            0.0
U.S. LARGER CO. STOCK FUNDS
     Dodge & Cox Stock Fund                                  210,301    4.6%         28,670
     Dreyfus Premier Intrinsic Value                         290,079    6.3%         42,554
     Franklin Rising Dividends                               537,102   11.7%         97,184
     Fundamental Investors Fund                              367,352    8.0%           (402)
     iShares DJ US Basic Materials Sector Index Fund          81,270    1.8%         10,721
     iShares DJ US Consumer Cyclicals                         55,630    1.2%          6,103
     iShares DJ US Consumer Non-Cyclicals                     36,715    0.8%          3,647
     iShares DJ US Healthcare Sector Index Fund               23,468    0.5%          1,617
     iShares DJ US Tech Sector Index Fund                     43,380    0.9%          5,639
     iShares S&P 500/Barra Value Index Fund                  131,744    2.9%          1,208
     Mairs & Power Growth Fund                               443,567    9.6%        307,524
     Parnassus Inc Equity Inc.                                76,584    1.7%          8,715
     ProFunds Biotech Svc                                     35,771    0.8%          5,232
     ProFunds Energy Ultra Sector Srv                         54,656    1.2%          8,237
     ProFunds OTC Svc                                         33,827    0.7%          3,679
     ProFunds Ultra Dow 30 Srv                                30,273    0.7%            257
     Putnam Fund For Growth & Income                         444,266    9.6%         (1,919)
     Torray Fund                                             396,503    8.6%         29,989
     Washington Mutual Investors Fund                        290,452    6.3%         14,539
                                                          ----------  -----        --------
                      SUBTOTAL                             3,582,940   77.8%        573,192
U.S. MID-CAP LARGER CO. STOCK FUNDS
     Calamos Growth A                                        358,675    7.8%         84,618
     iShares Russell Midcap Growth Index Fd                  210,600    4.6%         40,833
     iShares Russell Midcap Value Index Fd                    19,820    0.4%             37
     Navellier MidCap Growth                                 241,040    5.2%         29,901
     ProFunds Ultra Mid-Cap Srv                               38,277    0.8%          8,272
     ProFunds Utilities Ultra Sector                          52,059    1.1%          7,059
                                                          ----------  -----        --------
                      SUBTOTAL                               920,471   20.0%        170,720
                                                          ----------  -----        --------
       TOTALS                                              4,606,656    100%        743,912
                                                          ----------  -----        --------

* Does not include accrued interest or accrued expenses

                   [BREAKDOWN BY GENRAL ASSET TYPE PIE CHART]

                   [BREAKDOWN BY MANAGMENT STYLE PIE CHART]

                           Smaller Company Stock Fund
                       Portfolio Valuation* as of 06/30/04

                 POSITION                                                        SHARES      UNIT COST   PRICE    COST
----------------------------------------------                                 ----------    ---------  ------  ---------
CASH & EQUIVALENTS
     Cash Suspense (12b-1)                                                       2,479.00       1.00      1.00      2,479
     Franklin Money Fund                                                         5,772.54       1.00      1.00      5,773
     Trust Co. STAAR Accessor US Gov't                                          29,198.54       1.00      1.00     29,199
     ProFunds Money Market                                                      23,687.34       1.00      1.00     23,687
                     SUBTOTAL                                                                                      61,137

U.S. SMALLER MID-CAP STOCK MUTUAL FUNDS

     Columbia Acorn Z Fund                                                      22,886.00      18.30     24.56    418,829
     FAM Value                                                                   1,910.94      37.46     43.88     71,579
     T Rowe Price New Horizons Fund                                             16,483.31      23.19     26.62    382,257
                                                                               ----------    -------    ------  ---------
                     SUBTOTAL                                                                                     872,665

U.S. SMALLER CO. STOCK MUTUAL FUNDS

     Bjurman & Barry Micro Cap Growth                                            9,219.92      24.95     32.84    230,000
     FBR Small Cap Value A                                                       1,486.20      30.29     35.61     45,021
     Franklin SmallCap Value A                                                  11,369.97      24.13     33.39    274,346
     Hennessy Cornerstone Growth                                                 5,458.78      14.81     19.69     80,847
     iShares Russell 2000 Growth Index Fd                                        4,000.00      54.18     62.50    216,718
     iShares S&P SC 600/Barra Value Index FdRussell 2000 Growth Index Fd         1,400.00     104.11    109.70    145,749
     ProFunds Ultra Small-Cap Srv                                               14,729.08      16.04     20.43    236,230
     Royce Opportunity Fund                                                     43,580.77       7.85     13.00    342,303
     RS Smaller Co. Growth Fund                                                  9,429.03      18.02     21.50    169,908
     Value Line Emerging Opps                                                    3,746.85      17.51     23.98     65,594
     Wasatch Small Cap Value                                                   106,760.82       4.59      5.70    490,098
                                                                               ----------    -------    ------  ---------
                     SUBTOTAL                                                                                   2,296,814
                                                                                                                ---------
U.S. MICROCAP STOCK MUTUAL FUNDS

     Franklin MicroCap Value                                                    17,932.17      21.18     34.71    379,884
     Oberweis MicroCap                                                          13,713.00      18.07     25.34    247,851
                                                                               ----------    -------    ------  ---------
                     SUBTOTAL                                                                                     627,734
                                                                                                                =========
       TOTALS                                                                                                   3,858,350
                                                                                                                ---------

                                                                                                           UNREALIZED
                 POSITION                                                             VALUE     PERCENT    GAIN/(LOSS)
----------------------------------------------                                      ---------  --------   ------------
CASH & EQUIVALENTS
     Cash Suspense (12b-1)                                                              2,479    0.0%               0
     Franklin Money Fund                                                                5,773    0.1%               0
     Trust Co. STAAR Accessor US Gov't                                                 29,199    0.6%               0
     ProFunds Money Market                                                             23,687    0.5%               0
                                                                                    ---------  -----      -----------
                     SUBTOTAL                                                          61,137    1.2%               0

U.S. SMALLER MID-CAP STOCK MUTUAL FUNDS

     Columbia Acorn Z Fund                                                            562,080   11.0%         143,252
     FAM Value                                                                         83,852    1.6%          12,273
     T Rowe Price New Horizons Fund                                                   438,786    8.6%          56,529
                                                                                    ---------  -----      -----------
                     SUBTOTAL                                                       1,084,718   21.1%         212,053

U.S. SMALLER CO. STOCK MUTUAL FUNDS

     Bjurman & Barry Micro Cap Growth                                                 302,782    5.9%          72,782
     FBR Small Cap Value A                                                             52,923    1.0%           7,902
     Franklin SmallCap Value A                                                        379,643    7.4%         105,297
     Hennessy Cornerstone Growth                                                      107,483    2.1%          26,637
     iShares Russell 2000 Growth Index Fd                                             250,000    4.9%          33,282
     iShares S&P SC 600/Barra Value Index FdRussell 2000 Growth Index Fd              153,580    3.0%           7,831
     ProFunds Ultra Small-Cap Srv                                                     300,915    5.9%          64,685
     Royce Opportunity Fund                                                           566,550   11.0%         224,247
     RS Smaller Co. Growth Fund                                                       202,724    4.0%          32,816
     Value Line Emerging Opps                                                          89,849    1.8%          24,256
     Wasatch Small Cap Value                                                          608,537   11.9%         118,439
                                                                                    ---------  -----      -----------
                     SUBTOTAL                                                       3,014,988   58.8%         718,174

U.S. MICROCAP STOCK MUTUAL FUNDS

     Franklin MicroCap Value                                                          622,426   12.1%         242,542
     Oberweis MicroCap                                                                347,487    6.8%          99,636
                                                                                    =========  =====      ===========
                     SUBTOTAL                                                         969,913   18.9%         342,179
       TOTALS                                                                       5,130,756    100%       1,272,406
                                                                                    ---------  -----      -----------

* Does not include accrued interest or accrued expenses

                   [BREAKDOWN BY GENRAL ASSET TYPE PIE CHART]

                    [BREAKDOWN BY MANAGMENT STYLE PIE CHART]

                               International Fund
                       Portfolio Valuation* as of 06/30/04


                 POSITION                                        SHARES      UNIT COST   PRICE     COST
-------------------------------------------------              ----------    ---------   -----   ---------
CASH & EQUIVALENTS
     Trust Company STAAR Accessor US Gov't                     134,362.51       1.00      1.00     134,363
                                                               ----------    -------     -----   ---------
                           SUBTOTAL                                                                134,363

INTERNATIONAL STOCK MUTUAL FUNDS
     AF Europacific Fund                                        13,374.35      31.63     31.67     422,988
     CS International Focus Fund                                15,330.85      12.46     10.73     191,030
     Harbor International                                        9,428.21      28.64     38.09     270,059
     iShares MSCI Australia Index Fd                             2,000.00      13.58     13.42      27,163
     iShares MSCI Austria Index Fd                               1,400.00      15.92     17.15      22,294
     iShares MSCI Belgium Index Fd                               2,700.00      12.52     14.40      33,814
     iShares MSCI Italy Index Fd                                 2,900.00      19.40     21.03      56,272
     iShares MSCI Japan Index Fd                                 1,600.00      10.66     10.62      17,052
     iShares MSCI Mexico Index Fd                                1,000.00      16.35     19.49      16,345
     iShares MSCI Netherlands Index Fd                           3,000.00      14.38     16.58      43,131
     iShares MSCI Singapore Index Fd                             1,000.00       6.31      6.26       6,309
     iShares MSCI Spain Index Fd                                   500.00      20.17     28.32      10,086
     iShares MSCI Sweden Index Fd                                1,000.00      17.43     17.58      17,427
     Marsico Int'l Opportunities                                36,874.17       9.55     10.78     352,000
     Putnam International Capital Opportunities A               23,756.52      16.97     21.11     403,071
     T Rowe Price International Fund                             7,252.94      11.56     11.68      83,816
     Templeton Foreign Fund A                                   37,936.36       9.49     10.92     360,112
                                                               ----------    -------     -----   ---------
                           SUBTOTAL                                                              2,332,967

DEVELOPING MARKETS MUTUAL FUNDS

     Dreyfus Premier Emerging A                                 15,238.34      12.29     17.04     187,319
     Templeton Developing Markets Trust A                       29,427.77      12.67     15.03     372,766
                                                               ----------    -------     -----   ---------
                           SUBTOTAL                                                                560,084
                                                                                                 ---------
       TOTALS                                                                                    3,027,414
                                                                                                 ---------

                                                                                         UNREALIZED
                 POSITION                                           VALUE      PERCENT  GAIN/(LOSS)
-------------------------------------------------                 ---------    -------  -----------
CASH & EQUIVALENTS
     Trust Company STAAR Accessor US Gov't                          134,363      3.9%           0
                                                                  ---------    -----    ---------
                           SUBTOTAL                                 134,363      3.9%           0

INTERNATIONAL STOCK MUTUAL FUNDS
     AF Europacific Fund                                            423,566     12.3%         578
     CS International Focus Fund                                    164,500      4.8%     (26,530)
     Harbor International                                           359,121     10.4%      89,062
     iShares MSCI Australia Index Fd                                 26,840      0.8%        (323)
     iShares MSCI Austria Index Fd                                   24,010      0.7%       1,716
     iShares MSCI Belgium Index Fd                                   38,880      1.1%       5,066
     iShares MSCI Italy Index Fd                                     60,987      1.8%       4,715
     iShares MSCI Japan Index Fd                                     16,992      0.5%         (60)
     iShares MSCI Mexico Index Fd                                    19,490      0.6%       3,145
     iShares MSCI Netherlands Index Fd                               49,740      1.4%       6,609
     iShares MSCI Singapore Index Fd                                  6,260      0.2%         (49)
     iShares MSCI Spain Index Fd                                     14,160      0.4%       4,075
     iShares MSCI Sweden Index Fd                                    17,580      0.5%         153
     Marsico Int'l Opportunities                                    397,504     11.5%      45,504
     Putnam International Capital Opportunities A                   501,500     14.5%      98,429
     T Rowe Price International Fund                                 84,714      2.5%         899
     Templeton Foreign Fund A                                       414,265     12.0%      54,153
                                                                  ---------    -----    ---------
                           SUBTOTAL                               2,620,108     75.8%     287,141

DEVELOPING MARKETS MUTUAL FUNDS

     Dreyfus Premier Emerging A                                     259,661      7.5%      72,343
     Templeton Developing Markets Trust A                           442,299     12.8%      69,534
                                                                  ---------    -----    ---------
                           SUBTOTAL                                 701,961     20.3%     141,876
                                                                  ---------    -----    ---------
       TOTALS                                                     3,456,431    100.0%     429,018
                                                                  ---------    -----    ---------

* Does not include accrued interest or accrued expenses

                   [BREAKDOWN BY GENERAL ASSET TYPE PIE CHART]

                    [BREAKDOWN BY MANAGMENT STYLE PIE CHART]

                                   AltCat Fund
                       Portfolio Valuation* as of 06/30/04


    POSITION                                       SHARES      UNIT COST      PRICE      COST
-----------------------------------------------   ---------   ------------   --------  ---------
CASH & EQUIVALENTS
     Trust Company STAAR Accsessor US Gov't          80,073       1.00           1.00     80,073
     ProFunds Money Market                               75       1.00           1.00         75
                                                  ---------   --------       --------  ---------
                           SUBTOTAL                                                       80,149
                                                                                       ---------
US MID-CAP LARGER CO. STOCK MUTUAL FUNDS
     iShares Russell Midcap Growth Index              1,700      68.31          78.00    116,129
     ProFunds Ultra Mid-Cap Srv                       2,054      24.34          30.19     50,000
     Muhlenkamp Fund                                  3,525      47.67          67.19    168,016
                                                  ---------   --------       --------  ---------
                           SUBTOTAL                                                      334,145
                                                                                       ---------
US SMALLER CO. STOCK MUTUAL FUNDS
     ProFunds Ultra Small-Cap Srv                     2,784      17.57          20.43     48,901
     iShares S&P SC 600/Barra Value Index Fund          300     103.72         109.70     31,117
                                                  ---------   --------       --------  ---------
                           SUBTOTAL                                                       80,018
                                                                                       ---------
GLOBAL SMALLER CO. STOCK MUTUAL FUNDS
     Franklin Mutual Series Discovery Fund I         10,060      19.48          21.37    196,009
     AF SmallCap World Fund                           7,751      26.31          28.03    203,879
                                                  ---------   --------       --------  ---------
                           SUBTOTAL                                                      399,888
                                                                                       ---------
ALTERNATIVE CATEGORIES
     Franklin BioTech Discovery Fund I                2,426      49.46          52.01    120,000
     Franklin Gold Fund I                             2,530      16.57          16.12     41,927
     Franklin Natural Resources Fund I                9,881      16.78          20.11    165,800
     Franklin Real Estate Securities Fund I           3,130      17.39          22.39     54,435
     Invesco-AIM Technology Inv Cl.                   1,489      32.43          24.44     48,293
     iShares DJ US Basic Materials Sector Ind         1,000      40.17          45.15     40,166
     iShares DJ US Consumer Cyclicals                   800      50.39          55.63     40,313
     iShares DJ US Consumer Non-Cyclicals             1,100      50.68          52.45     55,745
     iShares DJ US Healthcare Sector Index            1,000      56.42          58.67     56,417
     iShares DJ US Industrial Sector Index Fund         500      52.22          52.35     26,109
     iShares DJ US Tech Sector Index Fund             1,500      42.15          48.20     63,227
     iShares MSCI Australia Index                     1,000      12.02          13.42     12,019
     iShares MSCI Belgium Index Fund                  1,500      13.30          14.40     19,957
     iShares MSCI Mexico Index                          500      14.11          19.49      7,053
     iShares MSCI Netherlands Index                   1,900      14.15          16.58     26,876
     iShares MSCI Singapore Index Fund                1,000       6.32           6.26      6,319
     iShares S&P Latin America 40 Index                 400      60.01          58.24     24,003
     Ivy Pacific Opportunities Fund A                12,892       8.01           8.67    103,329
     Light Revolution Fund                           12,540       8.79           8.47    110,199
     Live Oak Health Sciences                        10,324      10.17          10.47    105,000
     Matthews Asian Growth and Income                 3,222      14.74          14.20     47,498
     Neuberger & Berman Focus Adv                     7,678      16.64          17.87    127,784
     ProFunds Europe Ultra Srv                        1,847      10.58          14.18     19,544
     ProFunds Utilities Ultra Sector Srv              1,195       9.71          13.05     11,605
     Vanguard Energy                                  2,787      25.31          34.09     70,544
     Vanguard Health Care                               719     104.89         125.41     75,431
                                                  ---------   --------       --------  ---------
                           SUBTOTAL                                                    1,479,591
                                                                                       ---------
       TOTALS                                                                          2,373,790
                                                                                       ---------

                                                                         UNREALIZED
    POSITION                                          VALUE    PERCENT  GAIN/(LOSS)
-----------------------------------------------     ---------  -------  -----------
CASH & EQUIVALENTS
     Trust Company STAAR Accsessor US Gov't            80,073    3.0%          0
     ProFunds Money Market                                 75    0.0%          0
                                                    ---------  -----    --------
                           SUBTOTAL                    80,149    3.0%          0
                                                    ---------  -----    --------
US MID-CAP LARGER CO. STOCK MUTUAL FUNDS
     iShares Russell Midcap Growth Index              132,600    5.0%     16,471
     ProFunds Ultra Mid-Cap Srv                        62,016    2.3%     12,016
     Muhlenkamp Fund                                  236,826    8.9%     68,810
                                                    ---------  -----    --------
                           SUBTOTAL                   431,442   16.3%     97,297
                                                    ---------  -----    --------
US SMALLER CO. STOCK MUTUAL FUNDS
     ProFunds Ultra Small-Cap Srv                      56,873    2.1%      7,972
     iShares S&P SC 600/Barra Value Index Fund         32,910    1.2%      1,793
                                                    ---------  -----    --------
                           SUBTOTAL                    89,783    3.4%      9,765
                                                    ---------  -----    --------
GLOBAL SMALLER CO. STOCK MUTUAL FUNDS
     Franklin Mutual Series Discovery Fund I          214,987    8.1%     18,978
     AF SmallCap World Fund                           217,247    8.2%     13,369
                                                    ---------  -----    --------
                           SUBTOTAL                   432,234   16.3%     32,347
                                                    ---------  -----    --------
ALTERNATIVE CATEGORIES
     Franklin BioTech Discovery Fund I                126,196    4.8%      6,196
     Franklin Gold Fund I                              40,791    1.5%     (1,136)
     Franklin Natural Resources Fund I                198,712    7.5%     32,913
     Franklin Real Estate Securities Fund I            70,074    2.6%     15,639
     Invesco-AIM Technology Inv Cl.                    36,395    1.4%    (11,898)
     iShares DJ US Basic Materials Sector Ind          45,150    1.7%      4,984
     iShares DJ US Consumer Cyclicals                  44,504    1.7%      4,191
     iShares DJ US Consumer Non-Cyclicals              57,695    2.2%      1,950
     iShares DJ US Healthcare Sector Index             58,670    2.2%      2,253
     iShares DJ US Industrial Sector Index Fund        26,175    1.0%         66
     iShares DJ US Tech Sector Index Fund              72,300    2.7%      9,073
     iShares MSCI Australia Index                      13,420    0.5%      1,401
     iShares MSCI Belgium Index Fund                   21,600    0.8%      1,643
     iShares MSCI Mexico Index                          9,745    0.4%      2,693
     iShares MSCI Netherlands Index                    31,502    1.2%      4,627
     iShares MSCI Singapore Index Fund                  6,260    0.2%        (59)
     iShares S&P Latin America 40 Index                23,296    0.9%       (707)
     Ivy Pacific Opportunities Fund A                 111,774    4.2%      8,445
     Light Revolution Fund                            106,213    4.0%     (3,987)
     Live Oak Health Sciences                         108,096    4.1%      3,096
     Matthews Asian Growth and Income                  45,747    1.7%     (1,751)
     Neuberger & Berman Focus Adv                     137,206    5.2%      9,422
     ProFunds Europe Ultra Srv                         26,194    1.0%      6,650
     ProFunds Utilities Ultra Sector Srv               15,594    0.6%      3,989
     Vanguard Energy                                   95,021    3.6%     24,477
     Vanguard Health Care                              90,190    3.4%     14,759
                           SUBTOTAL                 1,618,519   61.0%    138,928
                                                    ---------  -----    --------
       TOTALS                                       2,652,127    100%    278,337
                                                    ---------  -----    --------

* Does not include accrued interest or accrued expenses

                   [BREAKDOWN BY GENERAL ASSET TYPE PIE CHART]

                    [BREAKDOWN BY MANAGEMENT STYLE PIE CHART]

                   STAAR INVESTMENT TRUST FINANCIAL STATEMENTS

                        STATEMENT OF ASSETS & LIABILITIES
                                  JUNE 30, 2004

                                                                                         IBF       LTBF       LCSF        SCSF
                                                                                      ---------   -------   ---------   ---------
                                    ASSETS

Investments in Securities at Value Identified                                         2,540,272   376,616   4,606,656   5,130,754
Interest Receivable                                                                      33,250     4,194          95          22
                                                                                      ---------   -------   ---------   ---------
                                                                       Total Assets   2,573,523   380,810   4,606,751   5,130,776
                                                                                      ---------   -------   ---------   ---------
                                  LIABILITIES
Accounts Payable for Securities                                                               0         0           0           0
Accounts Payable- Other                                                                   1,264       187       2,140       2,399
                                                                                      ---------   -------   ---------   ---------
                                                                  Total Liabilities       1,264       187       2,140       2,399
                                                                                      ---------   -------   ---------   ---------
                                    NET ASSETS                                        2,572,258   380,623   4,604,611   5,128,378
                                                                                      =========   =======   =========   =========
                       Shares of Beneficial Interest Outstanding                        245,262    39,816     389,750     337,908
                              Net Asset Value Per Share                                   10.49      9.56       11.82       15.17

                                                                                           INTF         ACF
                                                                                         ---------   ---------
                                    ASSETS

Investments in Securities at Value Identified                                            3,456,431   2,652,127
Interest Receivable                                                                            124          75
                                                                                         ---------   ---------
                                                                       Total Assets      3,456,555   2,652,202
                                                                                         ---------   ---------
                                  LIABILITIES
Accounts Payable for Securities                                                                  0           0
Accounts Payable- Other                                                                      1,294       1,295
                                                                                         ---------   ---------
                                                                  Total Liabilities          1,294       1,295
                                                                                         ---------   ---------
                                    NET ASSETS                                           3,455,261   2,650,907
                                                                                         =========   =========
                       Shares of Beneficial Interest Outstanding                           345,929     220,753
                              Net Asset Value Per Share                                       9.99       12.01

                            STATEMENT OF OPERATIONS
                     FOR THE SIX MONTH PERIOD ENDING 6/30/04

                                                                                   IBF       LTBF       LCSF         SCSF
                                                                                 --------   -------    -------     -------
                               INVESTMENT INCOME
Mutual Fund Dividends (Including Money Market Funds)                             $    554       104     13,735       1,439
Interest                                                                           66,555    10,162          0           0
                                                                                 --------   -------    -------     -------
                                                                  Total Income     67,109    10,266     13,735       1,439

                                   EXPENSES

Advisory (Investment Management) Fees                                               8,455     1,450     19,822      22,281
Custodian fees                                                                        960       138      1,584       1,775
Directors' Fees                                                                       748       108      1,235       1,384
Registration Fees                                                                     440        63        726         813
Taxes                                                                                 164        24        271         304
Bookkeeping, Administration & Compliance Services                                   3,132       460      5,225       5,838
Auditing Fees                                                                       2,941       423      4,855       5,439
Legal                                                                                 577        83        952       1,067
Insurance                                                                           1,908       274      3,149       3,528
Transfer Agency & Shareholder Services                                              1,274       190      2,139       2,386
Total Marketing Distribs: 12-b-1                                                    1,045       120      3,575       3,607
Other                                                                                 285        41        472         527
                                                                                 --------   -------    -------     -------
                                                                Total Expenses     21,929     3,374     44,004      48,950
                                                         Net Investment Income     45,180     6,892    (30,269)    (47,511)
                                                                                 --------   -------    -------     -------
REALIZED & UNREALIZED APPRECIATION ON INVESTMENTS

Realized Long & Short Term Capital Gains / (Losses)                                 5,440     1,597     22,446      30,970
Unrealized Appreciation (Depreciation) during Period                             (116,568)   20,189    140,383     219,589
                                                                                 --------   -------    -------     -------
Net Realized & Unrealized Appreciation (Depreciation)                            (111,128)  (18,592)   162,829     250,560
NET INCREASE/(DEC.) IN NET ASSETS FROM OPERATIONS                                $(65,948)  (11,700)   132,560     203,049
                                                                                 ========   =======    =======     =======

                                                                                  INTF        ACF
                                                                                 -------    -------
                               INVESTMENT INCOME
Mutual Fund Dividends (Including Money Market Funds)                               4,698      4,169
Interest                                                                               0          0
                                                                                 -------    -------
                                                                  Total Income     4,698      4,169
                                   EXPENSES

Advisory (Investment Management) Fees                                             15,105     11,471
Custodian fees                                                                     1,203        914
Directors' Fees                                                                      938        712
Registration Fees                                                                    551        419
Taxes                                                                                206        156
Bookkeeping, Administration & Compliance Services                                  3,973      3,023
Auditing Fees                                                                      3,687      2,800
Legal                                                                                723        549
Insurance                                                                          2,391      1,816
Transfer Agency & Shareholder Services                                             1,628      1,239
Total Marketing Distribs: 12-b-1                                                   3,202      2,972
Other                                                                                357        273
                                                                                 -------    -------
                                                                Total Expenses    33,964     26,344
                                                         Net Investment Income   (29,267)   (22,175)
                                                                                 -------    -------
REALIZED & UNREALIZED APPRECIATION ON INVESTMENTS

Realized Long & Short Term Capital Gains / (Losses)                                3,498     42,178
Unrealized Appreciation (Depreciation) during Period                              96,538     21,734
                                                                                 -------    -------
Net Realized & Unrealized Appreciation (Depreciation)                            100,036     63,912
NET INCREASE/(DEC.) IN NET ASSETS FROM OPERATIONS                                 70,769     41,737
                                                                                 =======    =-=====

STAAR Investment Trust Semi-Annual Report 6/30/04   (Published 8/31/04)

        STATEMENT OF CHANGE IN NET ASSETS, SIX MONTHS ENDED JUNE 30, 2004

                                                                                     IBF          LTBF         LCSF
                                                                                  ----------    --------    ----------
                Increase/(Decrease) in net Assets from Operations
Net Investment Income                                                                 45,180       6,892       (30,269)
Net Realized Gains (Losses) On Investments                                             5,440       1,597        22,446
Unrealized Appreciation (Depreciation) of Investments                               (116,568)    (20,189)      140,383
                                                                                  ----------    --------    ----------
                Net Increase(Decrease) in Net Assets Resulting from Operations       (65,948)    (11,700)      132,560
                         Distributions to Shareholders from:
Investment  Income                                                                   (49,682)     (7,045)            0
Realized Long-Term gains                                                                   0           0             0
                                                                                  ----------    --------    ----------
                                                           Total Distributions       (49,681)     (7,045)            0
                              Capital Share Transactions
Purchases                                                                            250,302       4,786       475,901
Redemptions                                                                         (584,859)    (34,226)      (90,094)
Reinvestment of Dividends and Distributions                                           49,433       6,893             0
                                                                                  ----------    --------    ----------
Net Increase in net assets from capital share transactions                          (285,124)    (22,547)      385,807
Net Assets Beginning of Period                                                     2,923,330     414,870     4,086,244
Net Assets End of Period                                                           2,572,258     380,623     4,604,611
                                                                                  ----------    --------    ----------
Total Increase in Net Assets                                                        (351,072)    (34,247)      518,367
                                                                                  ==========    ========    ==========

                                                                                       SCSF          INTF          ACF
                                                                                    ----------    ----------    ----------
                Increase/(Decrease) in net Assets from Operations
Net Investment Income                                                                  (47,511)      (29,267)      (22,175)
Net Realized Gains (Losses) On Investments                                              30,970         3,498        42,178
Unrealized Appreciation (Depreciation) of Investments                                  219,589        96,538        21,734
                                                                                    ----------    ----------    ----------
                Net Increase(Decrease) in Net Assets Resulting from Operations         203,048        70,769        41,737
                         Distributions to Shareholders from:
Investment  Income                                                                           0             0             0
Realized Long-Term gains                                                                     0             0             0
                                                                                    ----------    ----------    ----------
                                                           Total Distributions               0             0             0
                              Capital Share Transactions
Purchases                                                                              448,969       420,512       396,038
Redemptions                                                                           (115,858)      (68,419)      (52,700)
Reinvestment of Dividends and Distributions                                                  0             0             0
                                                                                    ----------    ----------    ----------
Net Increase in net assets from capital share transactions                             333,111       352,093       343,338
Net Assets Beginning of Period                                                       4,592,219     3,032,399     2,265,832
Net Assets End of Period                                                             5,128,378     3,455,261     2,650,907
                                                                                    ----------    ----------    ----------
Total Increase in Net Assets                                                           536,159       422,862       385,075
                                                                                    ==========    ==========    ==========

        STATEMENT OF CHANGE IN CASH FLOWS, SIX MONTHS ENDED JUNE 30, 2004

                                                                                     IBF        LTBF        LCSF
                                                                                   --------    -------    --------
                   CASH PROVIDED (USED) BY OPERATING ACTIVITIES
Net Increase in Net Assets from Operations                                          (65,948)   (11,700)    132,560
Adjustments Required to reconcile to net assets provided by operating activities
   Investments Purchased                                                           (384,466)   (20,240)   (505,289)
   Sales or Redemptions                                                             793,863     75,000     162,125
   Net Realized (Gains) Losses on Investments                                        (5,440)    (1,597)    (22,446)
   Unrealized (Appreciation) Depreciation of Investments                            116,568     20,189    (140,383)
   Reinvestment of Ordinary Dividend Distributions                                        0          0     (10,696)
   Net Amortization of Bond Premiums (Discounts)                                      5,009         43           0
   (Increase) Decrease in Interest Receivable                                        10,324        248         (30)
   Increase/(Decrease) in Accts. Payable                                                153         25         465
                                                                                   --------    -------    --------
Net Cash Provided by Operating Activities                                           470,063     61,967    (383,694)
                      CASH PROVIDED BY FINANCING ACTIVITIES
Shareholder Contributions                                                           250,302      4,786     475,901
Shareholder Redemptions (including amounts re-invested in other Trust
  portfolios)                                                                      (584,859)   (34,226)    (90,094)
Cash Distributions Paid Out to Shareholders                                            (265)      (151)          0
                                                                                   --------    -------    --------
Net Cash Provided by Financing Activities                                          (334,822)   (29,591)    385,807
                  INCREASE/(DECREASE) IN CASH DURING PERIOD                         135,241     32,376       2,113
                                                                                   ========    =======    ========

Cash Balance - Beginning of Period (without accruals)                                68,781     19,633     101,133
Cash Balance - End of Period (without accruals)                                     204,022     52,009     103,246
                                                                                   ========    =======    ========
                 Supplemental Disclosire of Cash Flow Information Noncash
financing activities not included herein consist of:
   Reinvestment of dividends and distributions                                       49,433      6,893           0
                                                                                   ========    =======    ========

                                                                                        SCSF        INTF         ACF
                                                                                      --------    --------    --------
                   CASH PROVIDED (USED) BY OPERATING ACTIVITIES
Net Increase in Net Assets from Operations                                             203,049      70,769      41,737
Adjustments Required to reconcile to net assets provided by operating activities
   Investments Purchased                                                              (514,422)   (484,316)   (619,804)
   Sales or Redemptions                                                                113,548     160,071     236,958
   Net Realized (Gains) Losses on Investments                                          (30,970)     (3,498)    (42,178)
   Unrealized (Appreciation) Depreciation of Investments                              (219,589)    (96,538)    (21,734)
   Reinvestment of Ordinary Dividend Distributions                                           0      (3,919)     (2,399)
   Net Amortization of Bond Premiums (Discounts)                                             0           0           0
   (Increase) Decrease in Interest Receivable                                               49         (48)         (4)
   Increase/(Decrease) in Accts. Payable                                                   501          61         365
                                                                                      --------    --------    --------
Net Cash Provided by Operating Activities                                             (447,834)   (357,418)   (407,059)
                      CASH PROVIDED BY FINANCING ACTIVITIES
Shareholder Contributions                                                              448,969     420,512     396,038
Shareholder Redemptions (including amounts re-invested in other Trust
  portfolios)                                                                         (115,858)    (68,419)    (52,700)
Cash Distributions Paid Out to Shareholders                                                  0           0           0
                                                                                      --------    --------    --------
Net Cash Provided by Financing Activities                                              333,111     352,093     343,338
                  INCREASE/(DECREASE) IN CASH DURING PERIOD                           (114,723)     (5,325)    (63,721)
                                                                                      ========    ========    ========
Cash Balance - Beginning of Period (without accruals)                                  175,860     139,688     143,870
Cash Balance - End of Period (without accruals)                                         61,137     134,363      80,149
                                                                                      ========    ========    ========
                 Supplemental Disclosire of Cash Flow Information Noncash
financing activities not included herein consist of:
   Reinvestment of dividends and distributions                                               0           0           0
                                                                                      ========    ========    ========

STAAR Investment Trust Semi-Annual Report 6/30/04  (Published 8/31/04)

                             STAAR INVESTMENTS TRUST
                            SHAREHOLDER TRANSACTIONS


                                                             YEAR ENDED DECEMBER 31, 2003
                        ----------------------------------------------------------------------------------------------------------
                           DECEMBER 31, 2002                        REINVESTMENT OF                             DECEMBER 31, 2002
FUND                          BALANCE                 SOLD           DISTRIBUTIONS          REDEEMED                 BALANCE
                        --------------------- -------------------  -----------------  -----------------------  --------------------
                        SHARES       AMOUNT   SHARES     AMOUNT    SHARES    AMOUNT    SHARES       AMOUNT      SHARES     AMOUNT
                        -------   ----------- -------  ----------  ------   --------  ---------  ------------  -------  -----------
INTERMEDIATE BOND       398,305   $ 4,184,051 109,824  $1,206,020  18,778   $205,207  (255,070)  ($2,824,111)  271,836  $ 2,771,167
LONG TERM BOND          147,944     1,573,919   2,457      26,113   8,587     90,268  (116,858)   (1,294,160)   42,131  $   396,139
LARGE COMPANY STOCK     288,310     3,435,978 112,549   1,135,873       0          0   (44,062)     (419,013)  356,797  $ 4,152,837
SMALL COMPANY STOCK     253,470     3,015,402  94,528   1,118,151       0          0   (32,048)     (339,780)  315,949  $ 3,793,772
INTERNATIONAL           226,253     2,533,764 316,257   2,392,151     471      4,607  (231,721)   (1,679,640)  311,260  $ 3,250,882
ALTERNATIVE CATEGORIES  117,779     1,341,924  92,917     939,859       0          0   (18,131)     (171,060)  192,564  $ 2,110,723
                                  -----------          ----------           --------              ----------            -----------

                                                        PERIOD ENDED JUNE 30, 2004
                        ----------------------------------------------------------------------------------------------
                                                    REINVESTMENT OF
FUND                          SOLD                   DISTRIBUTIONS              REDEEMED             BALANCE
                        ---------------------    ---------------------   -----------------      ----------------------
                        SHARES       AMOUNT       SHARES      AMOUNT     SHARES    AMOUNT        SHARES      AMOUNT
                        -------    ----------    -------    ----------   ------   --------      --------  ------------
INTERMEDIATE BOND        23,209     $ 250,302      4,650      $ 49,433   (54,432) $(584,859)    245,262    $ 2,486,042
LONG TERM BOND              486         4,786        700         6,893    (3,500)   (34,226)     39,816        373,593
LARGE COMPANY STOCK      40,664       475,901          0             0    (7,711)   (90,094)    389,750      4,538,645
SMALL COMPANY STOCK      29,664       448,969          0             0    (7,706)  (115,858)    337,908      4,126,883
INTERNATIONAL            41,458       420,512          0             0    (6,789)   (68,419)    345,929      3,602,976
ALTERNATIVE CATEGORIES   32,559       396,038          0             0    (4,370)   (52,700)    220,753      2,454,061
                                    ---------                 --------            ---------                -----------

                             STAAR INVESTMENT TRUST
         SUPPLEMENTARY INFORMATION -- SELECTED PER SHARE DATA AND RATIOS
                Period from January 1, 1999 through June 30, 2004

                                                           IBF                                          LTBF
                                                           ---                                          ----
PER SHARE DATA                         1/1/04 - 1/1/03 - 1/1/02 -  1/1/01  1/1/00 - 1/1/04 -  1/1/03 - 1/1/02 -  1/1/01    1/1/00 -
-----------------------------------    -------- -------- -------- -------- -------- --------  -------- -------- --------   --------
                                       6/30/04  12/31/03 12/31/02 12/31/01 12/31/00  6/30/04  12/31/03 12/31/02 12/31/01   12/31/00
                                       -------  -------- -------- -------- --------  -------  -------- -------- --------   --------
Net Asset Value Beginning Of Period      10.75    10.99   10.59     10.29     9.96     9.85     11.02    10.62    10.43      10.09
Net Investment Income                     0.18     0.39    0.41      0.52     0.55     0.17      0.50     0.48     0.61       0.62
Net Realized & Unrealized Gains          (0.23)    0.05    0.35      0.26     0.32    (0.28)     0.15     0.40     0.17       0.31
Total Income from Operations             (0.04)    0.44    0.76      0.78     0.87    (0.11)     0.65     0.88     0.78       0.93
Total Distributions to Shareholders      (0.20)   (0.68)  (0.36)    (0.48)   (0.54)   (0.17)    (1.82)   (0.48)   (0.59)     (0.59)
Net Asset Value End of Period            10.49    10.75   10.99     10.59    10.29     9.56      9.85    11.02    10.62      10.43
                                         -----    -----   -----     -----    -----     ----      ----    -----    -----      -----
Total Return **                          -0.55%    4.05%   7.19%     7.56%    9.06%   -1.12%     5.88%    8.27%    7.49%      9.37%
                                         =====    =====   =====     =====    =====     ====      ====    =====    =====      =====

Total returns are actual experienced by shareholders and may be slightly different if calculated using these numbers due to rounding differences.

RATIOS
Expenses to Avg. Net Assets*              1.55%    1.30%    1.51%    0.72%    0.72%    1.61%     1.34%    1.59%    0.81%     0.81%
Net Investment Income to Avg Net
  Assets*                                 3.36%    3.56%    3.79%    4.95%    5.49%    3.42%     4.57%    4.50%    5.73%     6.10%
Portfolio Turnover Rate                  14.90%   35.97%   21.60%   33.76%   14.77%    5.00%     8.53%   19.70%   25.23%     7.74%

NET ASSETS, END OF PERIOD

(000s omitted)                           2,572    2,923    4,378    2,868    1,564      381       415    1,630    1,227       889

                                          2004     2003     2002     2001     2000     2004      2003     2002     2001      2000
              Such ratios are after
              effect of expenses
              waived: (cents per
              share rounded)              0.00     0.03     0.00     0.00     0.00     0.00      0.03     0.00     0.00      0.00

                                                          LCSF
                                                          ----
PER SHARE DATA                         1/1/04 - 1/1/03 -  1/1/02 -  1/1/01  1/1/00 -
-----------------------------------    -------- --------  -------- -------- --------
                                        6/30/04 12/31/03  12/31/02 12/31/01 12/31/00
                                       -------- --------  -------- -------- --------
Net Asset Value Beginning Of Period     11.45     9.49      11.58    12.85    13.98
Net Investment Income                   (0.08)   (0.07)     (0.09)   (0.01)   (0.02)
Net Realized & Unrealized Gains          0.42     2.03      (2.00)   (1.26)   (0.32)
Total Income from Operations             0.34     1.96      (2.09)   (1.27)   (0.34)
Total Distributions to Shareholders      0.00     0.00       0.00     0.00    (0.79)
Net Asset Value End of Period           11.82    11.45       9.49    11.58    12.85
                                        -----   ------    -------   ------   ------
Total Return **                          3.19%   20.65%    -18.10%   -9.88%   -2.66%
                                        =====   ======    =======   ======   ======
RATIOS
Expenses to Avg. Net Assets*             1.83%    1.59%      1.89%    0.99%    0.99%
Net Investment Income to Avg Net
  Assets*                               -1.37%   -0.71%     -0.88%   -0.11%   -0.14%
Portfolio Turnover Rate                  4.10%   46.31%     24.08%   16.09%   19.69%

NET ASSETS, END OF PERIOD

(000s omitted)                          4,605    4,086      2,737    2,843    2,679
                                         2004     2003       2002     2001     2000
              Such ratios are after
              effect of expenses
              waived: (cents per
              share rounded)             0.00     0.03       0.00     0.00     0.00

                                                           SCSF                                          INTF
PER SHARE DATA                         1/1/04 - 1/1/03 - 1/1/02 -  1/1/01  1/1/00 - 1/1/04 -  1/1/03 - 1/1/02 -  1/1/01   1/1/00 -
-----------------------------------    -------- -------- -------- -------- -------- --------  -------- -------- --------  --------
                                       6/30/04  12/31/03 12/31/02 12/31/01 12/31/00  6/30/04  12/31/03 12/31/02 12/31/01  12/31/00
-                                      -------- -------- -------- -------- --------  -------  -------- -------- --------  --------
Net Asset Value Beginning Of Period      14.53    10.29    12.47    12.54    13.86     9.74      7.40     8.64    10.48     14.08
Net Investment Income                    (0.14)   (0.19)   (0.21)   (0.10)   (0.09)   (0.08)     0.02    (0.09)    0.03      0.02
Net Realized & Unrealized Gains           0.74     4.24    (1.97)    0.21     0.28     0.29      2.33    (1.15)   (1.84)    (2.36)
Total Income from Operations              0.60     4.05    (2.18)    0.11     0.19     0.20      2.35    (1.24)   (1.81)    (2.34)
Total Distributions to Shareholders       0.00     0.00     0.00    (0.18)   (1.51)    0.00     (0.01)    0.00    (0.03)    (1.26)
Net Asset Value End of Period            15.17    14.53    10.29    12.47    12.54     9.99      9.74     7.40     8.64     10.48
                                         -----    -----    -----    -----    -----     ----      ----     ----     ----     -----
Total Return **                           4.42%  -17.45%    0.85%    1.08%   30.78%    2.54%    31.85%  -17.23%  -16.76%    38.76%
                                         =====    =====    =====    =====    =====     ====      ====     ====     ====     =====

                                                        ACF
PER SHARE DATA                         1/1/04 - 1/1/03 -  1/1/02 -  1/1/01  1/1/00 -
-----------------------------------    -------- --------  -------- -------- --------
                                        6/30/04 12/31/03  12/31/02 12/31/01 12/31/00
-                                      -------- --------  -------- -------- --------
Net Asset Value Beginning Of Period      11.77     9.17     10.89    12.29    12.35
Net Investment Income                    (0.10)   (0.10)    (0.10)   (0.01)    0.01
Net Realized & Unrealized Gains           0.29     2.70     (1.62)   (1.22)    0.69
Total Income from Operations              0.19     2.60     (1.72)   (1.23)    0.70
Total Distributions to Shareholders       0.00     0.00      0.00    (0.17)   (0.76)
Net Asset Value End of Period            12.01    11.77      9.17    10.89    12.29
                                         -----    -----      ----    -----    -----
Total Return **                           2.05%   28.35%    -9.99%    5.46%   30.86%
                                         =====    =====      ====    =====    =====

Total returns are actual experienced by shareholders and may be slightly different if calculated using these numbers due to rounding differences.

RATIOS
Expenses to Avg. Net Assets*              1.83%     1.59%    1.89%    0.99%    0.99%    1.83%     1.61%    1.90%    0.99%     0.99%
Net Investment Income to Avg Net
Assets*                                  -1.92%    -1.61%   -1.80%   -0.81%   -0.59%   -1.75%     0.24%   -1.07%    0.31%     0.15%
Portfolio Turnover Rate                   2.30%    45.72%   32.79%    4.31%    4.05%    4.90%    29.10%   24.08%   15.74%    10.81%

NET ASSETS, END OF PERIOD
(000s omitted)                           5,128    4,592    2,609    3,048    2,669    3,455     3,032    1,675    1,925     2,108

                                          2004     2003     2002     2001     2000     2004      2003     2002     2001      2000
               Such ratios are after
               effect of expenses
               waived: (cents per
               share rounded)             0.00     0.03     0.00     0.00     0.00     0.00      0.02     0.00     0.00      0.00

RATIOS
Expenses to Avg. Net Assets*             1.83%    1.61%     1.88%    0.99%    0.99%
Net Investment Income to Avg Net
Assets*                                 -1.74%   -0.97%    -0.97%   -0.08%    0.04%
Portfolio Turnover Rate                  9.50%   33.19%    18.61%    0.00%    5.11%

NET ASSETS, END OF PERIOD
(000s omitted)                          2,651    2,266     1,080    1,094      958

                                         2004     2003      2002     2001     2000
              Such ratios are after
              effect of expenses
              waived: (cents per
              share rounded)             0.00     0.03      0.00     0.00     0.00

* Annualized. Using monthly averages. Does not include any 12b-1 expenses. ** 2004 returns for six moths, not annualized.

STAAR Investment Trust Semi-Annual Report 6/30/04

                              OFFICES OF THE TRUST

604 McKnight Park Dr.
Pittsburgh, PA 15237

                               INVESTMENT ADVISOR

STAAR Financial Advisors, Inc.
604 McKnight Park Dr.

Pittsburgh, PA 15237

E-MAIL:   staar@iname.com

WEB SITE:  www.staarfunds.com

                               TRANSFER AGENT FOR
                              SHAREHOLDER ACCOUNTS

STAAR Financial Advisors, Inc.
604 McKnight Park Dr.
Pittsburgh, PA 15237

                                     COUNSEL

Thomas Sweeney Jr., Esq.
P.O. Box 82637
Pittsburgh, PA 15218-0637

                              INDEPENDENT AUDITORS

Carson & Co.
201 Village Commons
Sewickley, PA 15143

                                    TRUSTEES

Jeffrey A. Dewhirst
Sewickley, PA
Investment Banker

Richard Levkoy
Ambridge, PA
Accountant

Thomas J. Smith
Sewickley, PA
Owner/President, CapMasters

John H. Weisbrod
Cranberry, PA
Former President, Sea Breeze Laboratories, Inc.

J. Andre Weisbrod
Wexford, PA
President, STAAR Financial Advisors, Inc.

                              Visit Our Web Site:

                              www.staarinvest.com

     Performance Updates
     Prospectus and Forms
     Articles and Information
     The Funny File
     STAAR Cards

STAAR Investment Trust Semi-Annual Report 6/30/04 (Published 8/30/04)

ITEM 2. CODE OF ETHICS.
Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to open-end investment companies.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a) Any code of ethics or amendment thereto. Not applicable to annual reports for periods ending before July 15, 2003.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) The STAAR Investment Trust
                  -------------------------------------------------------------
     By (Signature and Title) /s/ J. Andre Weisbrod
                              -------------------------------------------------
                              Chairman of the Board of Trustees

     Date 8/30/04
          -------------------------
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     (Registrant) The STAAR Investment Trust
                  -------------------------------------------------------------
     By (Signature and Title) /s/ Richard Levkoy
                              -------------------------------------------------
                              Trustee, Chairman of the Audit Committee
     Date 8/30/04